Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.	12 Months Ended
Apr. 02, 2023
Consolidated And Separate Financial Statements [Abstract]
Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF
CANADA GOOSE HOLDINGS INC.
(PARENT COMPANY)
All operating activities of Canada Goose Holdings Inc. (the “Parent Company”) are conducted by its subsidiaries. The Parent Company is a holding company and does not have any material assets or conduct business operations other than investments in its subsidiaries. The credit agreement of Canada Goose Inc., a wholly owned subsidiary of the Parent Company, contains provisions whereby Canada Goose Inc. has restrictions on the ability to pay dividends, loan funds and make other upstream distributions to the Parent Company.
These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. See the consolidated financial statements and notes presented above for additional information and disclosures with respect to these condensed financial statements.
Schedule I – Condensed Statements of Income
(in millions of Canadian dollars)

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
	$	$	$
Equity in comprehensive income of subsidiary	97.5	88.6	74.7
Fee income (expense) from subsidiary	10.2	10.8	(1.3)
	107.7	99.4	73.4
Selling, general and administration expenses	16.8	16.9	13.1
Net interest, finance and other costs	0.5	1.9	—
Income before income taxes	90.4	80.6	60.3
Income tax recovery	(1.6)	(2.0)	(4.7)
Net income	92.0	82.6	65.0

Attributable to:
Shareholders of the Company	95.7	82.6	65.0
Non-controlling interest	(3.7)	—	—
Net income	92.0	82.6	65.0
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Condensed Statements of Financial Position
(in millions of Canadian dollars)

	April 2, 2023	April 3, 2022
Assets	$	$
Current assets
Cash	6.9	0.3
Total current assets	6.9	0.3
Note receivable from subsidiary	76.4	60.5
Investment in subsidiary	468.9	638.2
Deferred income taxes	10.9	9.3
Total assets	563.1	708.3
Liabilities
Current liabilities
Accounts payable and accrued liabilities	20.1	0.6
Due to subsidiary	44.3	279.8
Other non-current liabilities	21.2	—
Total liabilities	85.6	280.4
Equity
Equity attributable to shareholders of the Company	469.5	427.9
Non-controlling interests	8.0	—
Total equity	477.5	427.9
Total liabilities and equity	563.1	708.3
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Condensed Statements of Changes in Equity
(in millions of Canadian dollars)

	Share capital	Contributed surplus	Retained earnings	Total attributable to shareholders	Non-controlling interest	Total
	$	$	$	$	$	$
Balance at March 29, 2020	114.7	15.7	366.9	497.3	—	497.3
Issuance of shares	5.8	(1.8)	—	4.0	—	4.0
Net income	—	—	65.0	65.0	—	65.0
Share-based payment	—	11.3	—	11.3	—	11.3
Balance at March 28, 2021	120.5	25.2	431.9	577.6	—	577.6
Normal course issuer bid purchase of subordinate voting shares	(11.9)	—	(241.3)	(253.2)	—	(253.2)
Issuance of shares	9.9	(2.8)	—	7.1	—	7.1
Net income	—	—	82.6	82.6	—	82.6
Share-based payment	—	14.0	—	14.0	—	14.0
Deferred tax on share-based payment	—	(0.2)	—	(0.2)	—	(0.2)
Balance at April 3, 2022	118.5	36.2	273.2	427.9	—	427.9
Non-controlling interest on business combination	—	—	—	—	11.7	11.7
Put option for non-controlling interest	—	—	(21.2)	(21.2)	—	(21.2)
Normal course issuer bid purchase of subordinate voting shares	(2.4)	—	(24.3)	(26.7)	—	(26.7)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(0.1)	—	(1.1)	(1.2)	—	(1.2)
Liability to broker under automatic share purchase plan	—	(20.0)	—	(20.0)	—	(20.0)
Issuance of shares	2.7	(2.7)	—	—	—	—
Net income	—	—	95.7	95.7	(3.7)	92.0
Share-based payment	—	15.0	—	15.0	—	15.0
Balance at April 2, 2023	118.7	28.5	322.3	469.5	8.0	477.5
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Condensed Statements of Cash Flows
(in millions of Canadian dollars)

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
	$	$	$
Operating activities
Net income	92.0	82.6	65.0
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(97.5)	(88.6)	(74.7)
Net interest expense	0.5	1.9	—
Income tax recovery	(1.6)	(2.0)	(4.7)
Share-based compensation	15.0	14.0	11.3
	8.4	7.9	(3.1)
Changes in assets and liabilities	(493.5)	(20.2)	2.8
Intercompany accounts payable	240.0	242.5	—
Net cash (used in) from operating activities	(245.1)	230.2	(0.3)
Investing activities
Dividend received	198.4	—	—
Investment in shares of subsidiary	80.0	—	—
Net cash from investing activities	278.4	—	—
Financing activities
Subordinate voting shares purchased and cancelled under NCIB	(26.7)	(241.3)	—
Exercise of stock options	—	7.1	4.0
Net cash (used in) from financing activities	(26.7)	(234.2)	4.0
Increase (decrease) in cash	6.6	(4.0)	3.7
Cash, beginning of year	0.3	4.3	0.6
Cash, end of year	6.9	0.3	4.3
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Notes to the Condensed Financial Statements
(in millions of Canadian dollars)

1.BASIS OF PRESENTATION
The Parent Company is a holding company that conducts substantially all of its business operations through its subsidiaries. The Parent Company (a British Columbia corporation) was incorporated on November 21, 2013.
The Parent Company has accounted for the earnings of its subsidiaries under the equity method in these unconsolidated condensed financial statements.
2.TRANSACTIONS WITH SUBSIDIARIES
The Parent Company received cash dividends from its consolidated subsidiaries totaling $198.4m during the year ended April 2, 2023, and no dividends were received for the years ended April 3, 2022 and March 28, 2021, respectively.
3.COMMITMENTS AND CONTINGENCIES
The Parent Company has no material commitments or contingencies during the reported periods.
4.SHAREHOLDERS’ EQUITY
See the Annual Consolidated Financial Statements note 18 Shareholders’ equity during the year ended April 2, 2023.